LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE (Details) - EUR (€) € in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE
Revenue		€ 84,734	€ 58,319
Third-party content		(39,652)	(29,998)
Gross Profit		45,082	28,321
Salaries and subcontractors		(19,367)	(14,821)
Share based compensation		(3,773)	(4,667)
Total employee costs		(23,140)	(19,488)
Depreciation and amortization		(8,454)	(4,797)
IT and hosting		(3,273)	(1,699)
Professional fees		(3,423)	(3,024)
Corporate costs		(1,129)	(1,437)
Sales and marketing		(2,420)	(393)
Bad debt expense		(649)	(602)
Travel and entertainment		(719)	(274)
Transaction and acquisition costs		(905)	(1,349)
Other operational costs		(2,652)	(1,613)
Selling, General and Administrative Expenses		(46,764)	(34,676)
Gain on remeasurement of derivative liability	€ (13)	13
Gain on remeasurement of consideration receivable		37	98
Gain on remeasurement of deferred consideration		804
Loss on disposal of intangible assets			(89)
Operating Loss		(828)	(6,346)
Interest income		13	61
Accretion on liabilities	€ (448)	(764)
Interest and financing fees		(221)	(245)
Loss on foreign exchange		(126)	(156)
Net Interest Expense and Other Financing Charges		(1,098)	(340)
Loss Before Income Taxes		€ (1,926)	€ (6,686)